Income taxes - Effective Rate Reconciliation (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Rate Reconciliation
Statutory tax rate (as a percent)	21.00%			22.00%	22.00%	35.00%
Tax benefit (expense) at the statutory rate						$ 24.2	$ (8.3)	$ (73.3)
Differences in taxes resulting from:
Foreign tax credits						2.2	6.9	6.5
Change in valuation allowance including benefit from intercompany debt restructuring						1.4	55.0	11.3
Tax reserve adjustments						(0.7)	(6.0)	(5.7)
Withholding taxes						(0.8)	(1.4)	(1.9)
Other, net						(4.3)	(0.3)	(1.1)
Income Tax Expense (Benefit), Total		$ 6.9	$ 12.8	$ (55.4)	$ 11.3	(26.4)	7.3	(47.1)
Pre-tax (loss) income		$ (34.6)	$ (185.1)	$ 169.2	$ (166.7)	$ (109.9)	$ 37.9	$ 333.2
Swedish Tax Authority
Effective Rate Reconciliation
Statutory tax rate (as a percent)						22.00%	22.00%	22.00%
US
Differences in taxes resulting from:
Tax rate change						$ (29.7)
LUXEMBOURG
Differences in taxes resulting from:
Tax rate change						0.4	$ (30.6)
Non-Sweden
Differences in taxes resulting from:
Non-Sweden Earnings						(19.1)	(8.0)	$ 17.1
Pre-tax (loss) income						$ (83.8)	$ 67.3	$ 317.6